UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC  20549

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/99

Check here if Amendment /  /; Amendment Number:

This Amendment (Check only one):

/  / is a restatement.

/  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

STANDARD PACIFIC CAPITAL, LLC
425 California Street, 26th Floor
San Francisco, CA  94104

Form 13F File Number:  28-06046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
RALPH J. LONG
CHIEF FINANCIAL OFFICER
(415) 352-7103

Signature, Place and Date of Signing:


/s/ RALPH J. LONG
SAN FRANCISCO, CA
08/11/99

Report Type (Check only one):
/ X / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/   / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/   / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total (X$1000): 319,382

FORM 13F INFORMATION TABLE


     Name of Issuer       Title            Value   Shrs or                    Investment   Other     Voting Authority
                           of     CUSIP   (x$1000) prn amt  SH/PRN  Put/Call  discretion Managers
                          Class
                                                                                                    Sole  Shared   None
ALLEGEHNY TELEDYNE         COM  017415100   $5,656   250000   SH                 SOLE              250000    0      0
ALLIED CAPITAL             COM  01903Q108  $11,683   486795   SH                 SOLE              486795    0      0
ALTERNATIVE RESOURCES      COM  02145R102   $2,408   343987   SH                 SOLE              343987    0      0
ANADARKO PETROLEUM         COM  032511107  $12,075   328000   SH                 SOLE              328000    0      0
ANTEC CORP                 COM  03664P105   $5,129   159983   SH                 SOLE              159983    0      0
ANTENNA TV SA (ADR)        COM  03672N100   $3,025   220000   SH                 SOLE              220000    0      0
APACHE CORP.               COM  037411105   $7,527   193000   SH                 SOLE              193000    0      0
BAKER J INC.               COM  057232100   $1,026   118900   SH                 SOLE              118900    0      0
BEACON CAPITAL PARTNERS    COM  073561102  $13,533   676657   SH                 SOLE              676657    0      0
BRINKER INTERNATIONAL      COM  109641100   $2,750   100000   SH                 SOLE              100000    0      0
BUCKLE INC                 COM  118440106   $6,469   225000   SH                 SOLE              225000    0      0
BURLINGTON RESOURCES       COM  122014103   $4,325   100000   SH                 SOLE              100000    0      0
CALLAWAY GOLF              COM  131193104     $146    10000   SH                 SOLE               10000    0      0
CASELLA WASTE SYSTEM       COM  147448104   $5,415   208263   SH                 SOLE              208263    0      0
CHARMING SHOPPES           COM  161133103   $1,478   242500   SH                 SOLE              242500    0      0
CLAYTON HOMES              COM  184190106   $1,144   100000   SH                 SOLE              100000    0      0
COMMONWEALTH IND.          COM  203004106     $594    47500   SH                 SOLE               47500    0      0
COMMSCOPE                  COM  203372107   $6,311   205230   SH                 SOLE              205230    0      0
CONSOLIDATED GRAPHICS      COM  209341106   $3,085    61700   SH                 SOLE               61700    0      0
CYMER INC                  COM  232572107   $4,375   175000   SH                 SOLE              175000    0      0
DEVON ENERGY CORP          COM  251799102  $11,818   330000   SH                 SOLE              330000    0      0
DIAMOND TECH PARTNERS      COM  252762109   $4,811   215000   SH                 SOLE              215000    0      0
ENRON OIL & GAS            COM  293562104   $3,866   190917   SH                 SOLE              190917    0      0
ESG RE LTD                 COM  G31215109   $4,279   285260   SH                 SOLE              285260    0      0
FAMILY DOLLAR STORES       COM  307000109   $2,364    98500   SH                 SOLE               98500    0      0
GADZOOKS INC.              COM  362553109     $800    50000   SH                 SOLE               50000    0      0
GALILEO TECHNOLOGY (ADR)   COM  M47298100   $2,198    48500   SH                 SOLE               48500    0      0
GENESYS TELECOM            COM  371931106   $5,263   210500   SH                 SOLE              210500    0      0
GERBER SCIENTIFIC          COM  373730100   $1,577    71500   SH                 SOLE               71500    0      0
HELLENIC TELECOM (ADR)     COM  423325307   $1,936   175000   SH                 SOLE              175000    0      0
HELLER FINANCIAL           COM  423328103  $13,166   473369   SH                 SOLE              473369    0      0
HIGHWOODS PROPERTIES       COM  431284108     $823    30000   SH                 SOLE               30000    0      0
HOLLYWOOD ENTERTAINMENT    COM  436141105   $9,666   494088   SH                 SOLE              494088    0      0
HOUGHTON MIFFLIN           COM  441560109   $6,589   140000   SH                 SOLE              140000    0      0
HOUSTON EXPLORATION        COM  442120101   $2,971   156886   SH                 SOLE              156886    0      0
HYPERION SOLUTION          COM  44914M104   $3,919   220000   SH                 SOLE              220000    0      0
INT SILICON SOLUTIONS      COM  45812P107   $1,395   240000   SH                 SOLE              240000    0      0
INTERNATIONAL HOME OF      COM  459655106   $5,550   301000   SH                 SOLE              301000    0      0
FOODS
IT GROUP                   COM  460465404   $2,513   156437   SH                 SOLE              156437    0      0
KELLY SERVICES             COM  488152208   $1,285    40000   SH                 SOLE               40000    0      0
KEMET CORP                 COM  488360108   $5,505   240000   SH                 SOLE              240000    0      0
KINDER MORGAN ENERGY       COM  494550106   $5,680   153503   SH                 SOLE              153503    0      0
LYDALL INC                 COM  550819106   $1,853   161100   SH                 SOLE              161100    0      0
MATTEL INC                 COM  577081102   $8,553   327406   SH                 SOLE              327406    0      0
MAXWELL TECHNOLOGIES       COM  577767106   $2,238    93000   SH                 SOLE               93000    0      0
METHODE ELECTRONICS        COM  591520200   $4,422   193300   SH                 SOLE              193300    0      0
MICROCHIP TECHNOLOGY       COM  595017104   $1,895    40000   SH                 SOLE               40000    0      0
NASDAQ 100 TRUST SHARES    COM  631100104     $979     8493   SH                 SOLE                8493    0      0
NATIONAL COMPUTER          COM  635519101   $3,459   102500   SH                 SOLE              102500    0      0
NATIONAL SEMICONDUCTOR     COM  637640103   $5,948   235000   SH                 SOLE              235000    0      0
NAUTICA ENTERPRISES        COM  639089101   $3,122   185000   SH                 SOLE              185000    0      0
NEWFIELD EXPLORATION       COM  651290108   $4,980   175127   SH                 SOLE              175127    0      0
OGDEN CORP.                COM  676346109   $2,155    80000   SH                 SOLE               80000    0      0
PANAMERICAN BEVERAGE       COM  P74823108   $1,431    60086   SH                 SOLE               60086    0      0
(ADR)
PIER ONE IMPORTS           COM  720279108   $7,545   670700   SH                 SOLE              670700    0      0
PLACER DOME INC            COM  725906101   $4,592   390837   SH                 SOLE              390837    0      0
REPUBLIC SERVICES          COM  760759100  $11,868   479500   SH                 SOLE              479500    0      0
SCIENTIFIC ATLANTIC        COM  808655104   $5,111   141961   SH                 SOLE              141961    0      0
SPR INC                    COM  784922106   $2,069   389500   SH                 SOLE              389500    0      0
STARWOOD HOTELS & RESORTS  COM  855905204   $2,292    75000   SH                 SOLE               75000    0      0
TELE CENTRO SUL (ADR)      COM  879239101   $4,274    77000   SH                 SOLE               77000    0      0
TELEKOMUNIKASI INDONESIA   COM  715684106   $2,487   200000   SH                 SOLE              200000    0      0
(ADR)
TELE NORTE LESTE (ADR)     COM  879246106   $4,964   267401   SH                 SOLE              267401    0      0
TJX COMPANIES              COM  872540109  $10,327   310000   SH                 SOLE              310000    0      0
TUPPERWARE                 COM  899896104   $2,349    92100   SH                 SOLE               92100    0      0
US FREIGHTWAYS             COM  916906100   $2,336    50446   SH                 SOLE               50446    0      0
VASTAR RESOURCES INC       COM  922380100   $3,073    58600   SH                 SOLE               58600    0      0
WEBS-FRANCE INDEX SERIES   COM  92923H509      $42     1904   SH                 SOLE                1904    0      0
WEBS-JAPAN INDEX SERIES    COM  92923H889     $163    13036   SH                 SOLE               13036    0      0
WEBS-MALAYSIA INDEX        COM  92923H871   $4,930   717079   SH                 SOLE              717079    0      0
SERIES
WEBS-SINGAPORE INDEX       COM  92923H848      $15     1785   SH                 SOLE                1785    0      0
SERIES
WEBS-UNITED KINGDOM INDEX  COM  92923H798     $146     6748   SH                 SOLE                6748    0      0
SERIES
WESLEY JENSEN VISION       COM  951078100   $4,646   143500   SH                 SOLE              143500    0      0
WET SEAL INC.              COM  961840105   $3,578   125000   SH                 SOLE              125000    0      0
ZALE CORP                  COM  988858106   $5,412   135290   SH                 SOLE              135290    0      0